Equity Investments (Details) - Schedule of continuity of equity investments - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair value [Member]
Equity Investments (Details) - Schedule of continuity of equity investments [Line Items]
Balance beginning	$ 496,526	$ 4,111,822
Proceeds on disposal		(4,345,636)
Change in fair value	19,517	455,597
Foreign exchange impact	(19,302)	274,743
Balance, ending	496,741	496,526
Accumulated mark-to- market gain included in net income [Member]
Equity Investments (Details) - Schedule of continuity of equity investments [Line Items]
Balance beginning	3,971,145	3,515,548
Proceeds on disposal
Change in fair value	19,517	455,597
Foreign exchange impact
Balance, ending	$ 3,990,662	$ 3,971,145